Warrants - Additional Information (Details)		11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Feb. 28, 2020 shares
Class Of Warrant Or Right [Line Items]
Warrants exercisable period after completion of business combination			30 days
Warrants outstanding | shares	0
Exercise price of warrants | $ / shares		$ 11.50	$ 11.50
Change in fair value of derivative warrant liabilities | $	$ 0		$ 17,782,000
Adjustment to additional paid in capital warrants issued | $			$ 4,405,500
Redemption of Warrants for Shares of Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Redemption price per share | $ / shares		10.00	$ 10.00
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares		0.01	$ 0.01
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price			180.00%
Redemption price per share | $ / shares		18.00	$ 18.00
Minimum period prior written notice of redemption			30 days
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares		0.10	$ 0.10
Redemption price per share | $ / shares		10.00	$ 10.00
Minimum period prior written notice of redemption			30 days
Minimum [Member]
Class Of Warrant Or Right [Line Items]
Percentage of aggregate gross proceeds from issuances to overall equity proceeds			60.00%
Minimum [Member] | Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Warrants exercisable in connection with redemption feature per share | $ / shares			$ 0.361
Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares		11.50	$ 11.50
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation			5 years
Trading day period			10 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price			115.00%
Redemption price per share | $ / shares	$ 10.00	$ 10.00	$ 10.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		1	1
Ordinary shares, authorized | shares	500,000,000	500,000,000	500,000,000
Class A Ordinary Shares | Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Trading day period			30 days
Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Initial business combination share price | $ / shares		$ 9.20	$ 9.20
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares		8,625,000	8,625,000
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares		4,450,000	4,450,000
Rigetti Computing, Inc [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares		3,406,156	3,406,156	3,406,156
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		995,099	995,099		398,040
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $		$ 2,690,574
Change in fair value of derivative warrant liabilities | $		$ 1,664,133	$ 0
Adjustment to additional paid in capital warrants issued | $				$ 1,236,600
Ordinary shares, authorized | shares		170,333,338	170,333,338	170,333,338
Rigetti Computing, Inc [Member] | Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued during period, Warrants | shares		597,059
Rigetti Computing, Inc [Member] | Common Stock Warrants | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Ordinary shares, authorized | shares						154,330
Rigetti Computing, Inc [Member] | Warrants To Purchase Class A Common Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares				$ 0.01
Class of warrants or rights warrants issued during the period units | shares				6,668,714
Warrants and Rights Outstanding, Term				10 years
Rigetti Computing, Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares				$ 0.9067
Warrants and Rights Outstanding, Term				10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				3,406,156
Deferred asset reduction of revenue | $				$ 5,774
Deferred assets in connection with warrants issued to customer | $				$ 95,120
Rigetti Computing, Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage				100
Rigetti Computing, Inc [Member] | Customer Warrants [Member] | Class A Ordinary Shares | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage				50